Financial Risk Management - Exposure to Foreign Currency Risk Based on Notional Amounts (Parenthetical) (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Foreign currency denominated borrowings[Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 100
Borrowings and Bonds [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	1,445
Hedge Currency Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	100
Hedge Currency and Interest Rate Risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cross currency interest rate swap contracts	$ 1,445